Significant accounting principles - Condensed consolidated statement of financial position (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
ASSETS
Accounts receivable and accrued revenues	[1],[2]	$ 60,196	$ 42,212
Capitalized voyage expenses		1,633	0
Current liabilities
Accounts payable and accrued expenses	[1]	28,634	17,427
Stockholders' equity
Accumulated deficit		(285,383)	(222,087)
Adjustment, IFRS 15 [Member]
ASSETS
Accounts receivable and accrued revenues		8,271	(7,437)
Capitalized voyage expenses		(1,633)	1,888
Current liabilities
Accounts payable and accrued expenses		602	(815)
Stockholders' equity
Accumulated deficit		6,036	(4,734)
Restated Balance [Member]
ASSETS
Accounts receivable and accrued revenues		68,467	34,775
Capitalized voyage expenses		0	1,888
Current liabilities
Accounts payable and accrued expenses		29,236	16,613
Stockholders' equity
Accumulated deficit		$ (279,347)	$ (226,821)

[1]	Amortized cost.
[2]	Cash and cash equivalents include $638 thousand in restricted cash in 2018 and $322 thousand in 2017, including employee withholding tax.